Operating assets and liabilities - Intangible assets and property, plant and equipment - Property, plant and equipment - Depreciation and impairment losses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	kr 4,307	kr 4,192	kr 2,925
Cost of goods sold
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	2,729	2,656	2,312
Sales and distribution costs
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	403	354	69
Research and development costs
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	724	783	468
Administrative costs
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	433	376	70
Other operating income, net
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	kr 18	kr 23	kr 6